Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

The Company’s share of income and losses from its subsidiaries is reported as incomes from subsidiaries in the accompanying condensed financial information of parent company.

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Condensed balance sheets

	As of June 30,
	2024	2023
	USD	USD
Assets
Non-current asset
Investment in subsidiaries	-	587,833
Total asset	-	587,833

LIABILITIES AND SHAREHOLDERS’ EQUITY
Non-current liability:
Investment in subsidiaries	4,578,797	-
Total liability	4,578,797	-

Shareholders’ (deficit)/equity:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 ordinary shares authorized, 57,080,546 and 50,000,000 ordinary shares issued and outstanding as of June 30, 2024 and 2023, respectively) *	5,708	50,000
Additional paid-in capital	-	4,199,352
Accumulated deficit	(4,898,117)	(3,979,667)
Accumulated other comprehensive income	313,612	318,148
Total shareholders’ (deficit)/equity	(4,578,797)	587,833

Condensed statements of comprehensive income

	For the Years Ended June 30,
	2024	2023	2022
	USD	USD	USD
Operating income/(loss)
Share of income/(loss) from subsidiaries	640,485	279,565	(1,892,581)
Total operating income/(loss)	640,485	279,565	(1,892,581)

Income/(loss) before income tax provision	640,485	279,565	(1,892,581)
Income tax expense	-	-	-
Net income/(loss)	640,485	279,565	(1,892,581)

Other comprehensive income, net of tax of nil	-	-	-
Total comprehensive income/(loss)	640,485	279,565	(1,892,581)

Condensed statements of cash flows

For the Years Ended June 30,
	2024	2023	2022
	USD	USD	USD
Cash flows from operating activities:
Net income/(loss)	640,485	279,565	(1,892,581)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (gain)/loss of subsidiaries	(640,485)	(279,565)	1,892,581
Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-
Net increase/decrease in cash	-	-	-
Cash at beginning of year	-	-	-
Cash at end of year	-	-	-